LEGG MASON VALUE TRUST, INC.
                    LEGG MASON SPECIAL INVESTMENT TRUST, INC.
                        LEGG MASON INVESTORS TRUST, INC.
                   Legg Mason American Leading Companies Trust
                Legg Mason U.S. Small-Capitalization Value Trust

                       Supplement to the Prospectus dated
                                 August 1, 2008




 Legg Mason U.S. Small-Capitalization Value Trust is now open to new investors.





         The first paragraph in the section "Investment Objectives and Policies", subsection "Legg Mason U.S. Small-Capitalization Value Trust" on page 5 of the Prospectus is deleted in its entirety.






 This Supplement should be retained with your Prospectus for future reference.

                    This Supplement is dated August 11, 2008.














LMF-001
SKU#     00062201
LMFX011230